PRIOR YEAR COMPARATIVES	12 Months Ended
Dec. 31, 2020
Summary of reclassification or changes in presentation [Abstract]
PRIOR YEAR COMPARATIVES
28. PRIOR PERIOD COMPARATIVES
Certain balances in the consolidated balance sheet as at December 31, 2019 have been reclassified to reflect the appropriate classification of income tax and derivative liabilities due to their materiality in the current reporting period. The effect of the reclassifications is to decrease prepaids and other by $1.5 million, decrease accounts payable and accrued liabilities by $2.5 million, increase current income tax liabilities by $0.8 million and increase current portion of derivative liabilities by $0.2 million as at December 31, 2019. The reclassifications have no impact to the consolidated statement of operations and comprehensive loss, consolidated statement of cash flows and consolidated statement of changes in equity for the year ended December 31, 2019.

Effective January 1, 2020, share-based compensation is excluded from corporate general and administrative expenses and as a result, the corporate general and administrative expenses for the year ended December 31, 2019 reduced by $3.1 million with share-based compensation of $3.1 million presented as a separate line in the consolidated statement of operations and comprehensive loss.